Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.5%
Axon Enterprise, Inc.
(a)
................. 36,278 $ 27,407,666
Curtiss-Wright Corp. ................... 18,417 9,028,382
HEICO Corp. ....................... 20,727 6,773,583
HEICO Corp. , Class A .................. 37,674 9,723,283
Howmet Aerospace, Inc. ................ 189,924 34,142,638
L3Harris Technologies, Inc. .............. 42,976 11,810,664
Textron, Inc.
(b)
....................... 31,587 2,456,521
101,342,737
Banks — 0.2%
First Citizens BancShares, Inc. , Class A ...... 3,049 6,082,023
Beverages — 0.8%
Brown-Forman Corp. , Class A ............ 9,236 264,519
Brown-Forman Corp. , Class B, NVS ........ 62,338 1,798,452
Monster Beverage Corp.
(a)
............... 335,123 19,688,476
21,751,447
Biotechnology — 1.7%
(a)
Alnylam Pharmaceuticals, Inc. ............ 63,072 24,739,361
BioMarin Pharmaceutical, Inc. ............ 66,719 3,859,694
Insmed, Inc. ........................ 88,018 9,442,571
Natera, Inc. ......................... 64,286 8,592,467
Summit Therapeutics, Inc.
(b)
.............. 55,651 1,467,517
48,101,610
Broadline Retail — 0.7%
Coupang, Inc. , Class A
(a)
................ 400,911 11,798,811
eBay, Inc. .......................... 77,890 7,146,407
18,945,218
Building Products — 2.2%
Allegion plc ......................... 24,082 3,995,686
Carlisle Cos., Inc. .................... 21,172 7,509,920
Carrier Global Corp. ................... 198,491 13,620,452
Johnson Controls International plc ......... 228,561 23,998,905
Lennox International, Inc. ............... 15,988 9,736,692
Masco Corp. ........................ 42,986 2,928,636
61,790,291
Capital Markets — 7.7%
Ameriprise Financial, Inc. ............... 24,272 12,577,508
Ares Management Corp. , Class A .......... 99,335 18,429,622
Bank of New York Mellon Corp. (The) ....... 166,173 16,858,251
Blue Owl Capital, Inc. , Class A ............ 282,098 5,458,596
Coinbase Global, Inc. , Class A
(a)
........... 98,261 37,119,075
FactSet Research Systems, Inc. ........... 18,593 7,491,120
Interactive Brokers Group, Inc. , Class A ...... 212,096 13,905,014
LPL Financial Holdings, Inc. .............. 39,136 15,487,289
Morningstar, Inc. ..................... 12,439 3,438,886
MSCI, Inc. ......................... 36,622 20,558,126
Nasdaq, Inc. ........................ 189,498 18,233,498
Raymond James Financial, Inc. ........... 40,693 6,801,021
Robinhood Markets, Inc. , Class A
(a)
......... 358,332 36,926,113
Tradeweb Markets, Inc. , Class A ........... 56,748 7,862,435
221,146,554
Chemicals — 1.2%
Corteva, Inc. ........................ 210,655 15,194,545
Dow, Inc. .......................... 117,049 2,726,071
DuPont de Nemours, Inc. ............... 85,201 6,125,952
International Flavors & Fragrances, Inc. ...... 65,155 4,627,960
RPM International, Inc. ................. 32,949 3,868,542
Westlake Corp. ...................... 6,628 525,600
33,068,670
Security
Shares
Shares Value
Commercial Services & Supplies — 1.4%
Clean Harbors, Inc.
(a)
.................. 24,937 $ 5,880,394
Copart, Inc.
(a)
....................... 411,260 18,642,416
Rollins, Inc. ......................... 144,053 8,249,915
Veralto Corp.
(b)
...................... 77,607 8,135,542
40,908,267
Communications Equipment — 0.2%
F5, Inc.
(a) (b)
......................... 18,644 5,843,403
Construction & Engineering — 2.1%
AECOM ........................... 42,553 4,797,425
Comfort Systems USA, Inc. .............. 17,230 12,117,859
EMCOR Group, Inc. ................... 21,769 13,659,830
Quanta Services, Inc. .................. 71,220 28,924,579
59,499,693
Construction Materials — 0.9%
Martin Marietta Materials, Inc. ............ 14,516 8,344,958
Vulcan Materials Co. .................. 64,972 17,845,859
26,190,817
Consumer Finance — 0.6%
SoFi Technologies, Inc.
(a)
................ 527,073 11,901,308
Synchrony Financial ................... 85,200 5,935,884
17,837,192
Consumer Staples Distribution & Retail — 1.4%
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 39,151 4,146,091
Casey's General Stores, Inc. ............. 17,800 9,258,314
Performance Food Group Co.
(a)
........... 53,248 5,346,099
Sprouts Farmers Market, Inc.
(a)
............ 47,959 7,267,707
Sysco Corp. ........................ 87,079 6,931,488
US Foods Holding Corp.
(a)
............... 72,682 6,056,591
39,006,290
Containers & Packaging — 0.2%
Avery Dennison Corp. .................. 14,199 2,382,166
Ball Corp. .......................... 67,888 3,887,267
6,269,433
Diversified Consumer Services — 0.4%
Duolingo, Inc. , Class A
(a)
................ 19,034 6,596,233
Service Corp. International .............. 48,831 3,726,293
10,322,526
Electric Utilities — 0.4%
NRG Energy, Inc. ..................... 41,216 6,891,315
PPL Corp. ......................... 153,172 5,466,709
12,358,024
Electrical Equipment — 3.2%
AMETEK, Inc. ....................... 112,745 20,840,913
Emerson Electric Co. .................. 145,554 21,179,563
Hubbell, Inc. ........................ 26,167 11,447,539
Rockwell Automation, Inc. ............... 32,563 11,452,733
Vertiv Holdings Co. , Class A ............. 183,370 26,698,672
91,619,420
Electronic Equipment, Instruments & Components — 2.5%
CDW Corp. ......................... 22,581 3,937,675
Corning, Inc. ........................ 203,653 12,879,016
Flex Ltd.
(a)
.......................... 76,037 3,791,965
Jabil, Inc. .......................... 28,666 6,397,391
Keysight Technologies, Inc.
(a)
............. 58,365 9,566,607
TE Connectivity plc ................... 72,895 14,998,146
Teledyne Technologies, Inc.
(a) (b)
........... 16,247 8,952,422
Trimble, Inc.
(a) (b)
...................... 83,199 6,979,564

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp. , Class A
(a)
........ 16,583 $ 5,621,969
73,124,755
Energy Equipment & Services — 0.4%
Baker Hughes Co. , Class A .............. 243,503 10,969,810
Entertainment — 3.3%
Electronic Arts, Inc. ................... 54,387 8,293,474
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
............................ 11,601 1,045,482
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a) (b)
....................... 103,843 10,420,645
Live Nation Entertainment, Inc.
(a)
.......... 70,240 10,374,448
ROBLOX Corp. , Class A
(a)
............... 294,707 40,607,677
Take-Two Interactive Software, Inc.
(a)
........ 82,465 18,367,429
TKO Group Holdings, Inc. , Class A ......... 33,454 5,620,607
94,729,762
Financial Services — 2.1%
Affirm Holdings, Inc. , Class A
(a)
............ 130,147 8,922,878
Block, Inc. , Class A
(a)
.................. 164,302 12,693,973
Corpay, Inc.
(a)
....................... 22,402 7,236,966
Fidelity National Information Services, Inc. .... 174,507 13,857,601
Jack Henry & Associates, Inc. ............ 35,649 6,053,735
Toast, Inc. , Class A
(a)
.................. 242,412 11,839,402
60,604,555
Food Products — 0.3%
Hershey Co. (The) .................... 25,423 4,731,983
McCormick & Co., Inc. (Non-Voting) , NVS .... 62,104 4,386,406
9,118,389
Gas Utilities — 0.2%
Atmos Energy Corp. ................... 36,938 5,759,373
Ground Transportation — 1.4%
JB Hunt Transport Services, Inc. .......... 21,414 3,084,687
Norfolk Southern Corp. ................. 66,955 18,613,490
Old Dominion Freight Line, Inc. ........... 87,172 13,010,421
XPO, Inc.
(a) (b)
........................ 57,597 6,928,343
41,636,941
Health Care Equipment & Supplies — 3.9%
Align Technology, Inc.
(a)
................. 17,158 2,213,554
Cooper Cos., Inc. (The)
(a)
............... 68,948 4,873,934
Dexcom, Inc.
(a)
...................... 190,856 15,415,439
Edwards Lifesciences Corp.
(a)
............ 286,386 22,713,274
GE HealthCare Technologies, Inc. ......... 90,645 6,464,801
IDEXX Laboratories, Inc.
(a)
............... 39,359 21,029,907
Insulet Corp.
(a)
....................... 34,147 9,847,995
ResMed, Inc. ....................... 71,926 19,559,556
STERIS plc ......................... 46,571 10,547,866
112,666,326
Health Care Providers & Services — 1.4%
Cardinal Health, Inc. ................... 69,207 10,742,311
Cencora, Inc. ....................... 89,602 25,633,340
Molina Healthcare, Inc.
(a)
................ 14,336 2,263,224
Tenet Healthcare Corp.
(a)
................ 15,421 2,487,099
41,125,974
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc. ........ 27,451 2,098,080
Healthpeak Properties, Inc. .............. 146,022 2,473,612
Ventas, Inc. ........................ 203,671 13,682,618
18,254,310
Security
Shares
Shares Value
Health Care Technology — 0.7%
Veeva Systems, Inc. , Class A
(a)
........... 73,265 $ 20,821,913
Hotels, Restaurants & Leisure — 5.8%
Airbnb, Inc. , Class A
(a)
.................. 133,473 17,673,160
Darden Restaurants, Inc. ............... 34,314 6,920,104
Domino's Pizza, Inc. ................... 15,520 7,189,019
DraftKings, Inc. , Class A
(a) (b)
.............. 238,357 10,735,599
Expedia Group, Inc. ................... 27,618 4,977,316
Flutter Entertainment plc
(a)
............... 81,164 24,532,631
Hilton Worldwide Holdings, Inc. ........... 114,022 30,567,018
Las Vegas Sands Corp. ................ 104,274 5,463,958
Royal Caribbean Cruises Ltd. ............ 122,396 38,906,016
Yum! Brands, Inc. .................... 137,205 19,778,101
166,742,922
Household Durables — 1.0%
Garmin Ltd. ......................... 58,370 12,769,021
NVR, Inc.
(a)
......................... 605 4,567,442
PulteGroup, Inc. ..................... 42,460 4,794,583
Somnigroup International, Inc. ............ 91,276 6,606,557
28,737,603
Household Products — 0.8%
Church & Dwight Co., Inc. ............... 120,597 11,308,381
Clorox Co. (The) ..................... 45,322 5,690,630
Kimberly-Clark Corp. .................. 56,880 7,088,386
24,087,397
Independent Power and Renewable Electricity Producers — 1.2%
Vistra Corp. ........................ 165,274 34,466,240
Insurance — 2.2%
Allstate Corp. (The) ................... 69,571 14,140,306
American International Group, Inc. ......... 119,882 9,306,440
Brown & Brown, Inc. ................... 137,525 12,565,659
Erie Indemnity Co. , Class A, NVS .......... 12,339 4,395,645
Loews Corp. ........................ 37,112 3,360,121
Markel Group, Inc.
(a)
................... 3,514 7,057,131
Willis Towers Watson plc ................ 21,842 6,897,922
WR Berkley Corp. .................... 82,866 5,702,009
63,425,233
Interactive Media & Services — 0.5%
(a)
Pinterest, Inc. , Class A ................. 132,174 5,101,916
Reddit, Inc. , Class A
(b)
.................. 37,161 5,967,685
Snap, Inc. , Class A, NVS
(b)
.............. 280,283 2,643,069
13,712,670
IT Services — 4.4%
Cloudflare, Inc. , Class A
(a)
............... 150,556 31,267,470
CoreWeave, Inc. , Class A
(a) (b)
............. 9,980 1,139,018
Gartner, Inc.
(a)
....................... 37,079 12,556,803
GoDaddy, Inc. , Class A
(a)
................ 69,511 11,231,587
MongoDB, Inc. , Class A
(a)
............... 38,430 9,142,113
Okta, Inc. , Class A
(a)
................... 81,083 7,929,918
Snowflake, Inc. , Class A
(a)
............... 159,444 35,635,734
Twilio, Inc. , Class A
(a)
.................. 48,893 6,307,197
VeriSign, Inc. ....................... 39,020 10,491,307
125,701,147
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc. ............... 53,467 6,138,546
IQVIA Holdings, Inc.
(a)
.................. 28,029 5,209,470
Mettler-Toledo International, Inc.
(a) (b)
........ 5,962 7,355,200
Revvity, Inc.
(b)
....................... 22,601 1,986,628
Waters Corp.
(a)
...................... 28,941 8,357,003

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ........ 20,876 $ 4,994,792
34,041,639
Machinery — 3.4%
Cummins, Inc. ....................... 31,390 11,539,592
Dover Corp. ........................ 42,424 7,684,683
Fortive Corp. ........................ 81,927 3,926,761
Graco, Inc. ......................... 82,452 6,924,319
IDEX Corp. ......................... 18,870 3,085,434
Ingersoll Rand, Inc. ................... 130,485 11,042,945
Otis Worldwide Corp. .................. 129,313 11,080,831
Pentair plc ......................... 58,068 5,934,550
Snap-on, Inc. ....................... 8,277 2,658,490
Westinghouse Air Brake Technologies Corp. ... 83,632 16,061,526
Xylem, Inc. ......................... 117,883 17,048,239
96,987,370
Media — 1.2%
Fox Corp. , Class A, NVS ................ 45,299 2,525,873
Fox Corp. , Class B .................... 28,415 1,453,143
Liberty Broadband Corp. , Class A
(a)
......... 8,200 501,266
Liberty Broadband Corp. , Class C, NVS
(a)
.... 51,304 3,145,961
News Corp. , Class A, NVS .............. 185,235 5,431,090
News Corp. , Class B .................. 50,740 1,695,731
Trade Desk, Inc. (The) , Class A
(a) (b)
......... 221,347 19,248,335
34,001,399
Metals & Mining — 0.9%
Freeport-McMoRan, Inc. ................ 476,083 19,157,580
Reliance, Inc. ....................... 10,779 3,127,311
Steel Dynamics, Inc. ................... 34,641 4,418,806
26,703,697
Multi-Utilities — 1.5%
Ameren Corp. ....................... 53,704 5,431,086
CenterPoint Energy, Inc. ................ 144,381 5,604,870
CMS Energy Corp. .................... 58,132 4,290,142
Dominion Energy, Inc. .................. 221,632 12,954,390
Public Service Enterprise Group, Inc. ....... 94,715 8,504,460
WEC Energy Group, Inc. ................ 63,168 6,890,365
43,675,313
Oil, Gas & Consumable Fuels — 1.4%
Chevron Corp. ....................... 10 1,501
EQT Corp. ......................... 140,027 7,526,451
Expand Energy Corp. .................. 55,525 5,817,909
Targa Resources Corp. ................. 105,882 17,619,824
Texas Pacific Land Corp. ................ 9,297 9,000,705
39,966,390
Passenger Airlines — 0.2%
Southwest Airlines Co. ................. 182,536 5,645,839
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 37,538 3,503,797
Professional Services — 3.2%
Booz Allen Hamilton Holding Corp. ......... 59,686 6,406,098
Broadridge Financial Solutions, Inc. ........ 57,353 14,195,441
Equifax, Inc. ........................ 60,253 14,474,578
Jacobs Solutions, Inc. .................. 25,909 3,675,710
Leidos Holdings, Inc. .................. 25,388 4,053,194
Paychex, Inc. ....................... 108,653 15,681,888
Paycom Software, Inc. ................. 24,646 5,706,535
TransUnion ......................... 94,719 9,016,302
Verisk Analytics, Inc. ................... 68,664 19,137,343
92,347,089
Security
Shares
Shares Value
Real Estate Management & Development — 1.5%
(a)
CBRE Group, Inc. , Class A .............. 96,731 $ 15,064,886
CoStar Group, Inc.
(b)
................... 194,881 18,550,722
Zillow Group, Inc. , Class A ............... 24,792 1,902,786
Zillow Group, Inc. , Class C, NVS .......... 82,318 6,548,397
42,066,791
Residential REITs — 1.3%
American Homes 4 Rent , Class A .......... 88,943 3,085,433
AvalonBay Communities, Inc. ............ 34,041 6,341,157
Camden Property Trust ................. 21,404 2,337,317
Equity LifeStyle Properties, Inc. ........... 57,263 3,431,199
Equity Residential .................... 82,182 5,193,902
Essex Property Trust, Inc. ............... 15,997 4,162,099
Invitation Homes, Inc. .................. 157,078 4,814,441
Mid-America Apartment Communities, Inc. .... 25,577 3,642,932
Sun Communities, Inc. ................. 24,098 2,988,875
UDR, Inc. .......................... 62,719 2,464,230
38,461,585
Retail REITs — 0.7%
Realty Income Corp. ................... 325,604 18,276,153
Regency Centers Corp. ................ 31,921 2,279,159
20,555,312
Semiconductors & Semiconductor Equipment — 2.8%
Entegris, Inc. ........................ 73,352 5,755,198
Marvell Technology, Inc.
(b)
............... 421,055 33,840,190
Monolithic Power Systems, Inc. ........... 22,376 15,914,706
NXP Semiconductors NV ............... 59,523 12,724,232
ON Semiconductor Corp.
(a)
.............. 96,276 5,426,115
Teradyne, Inc. ....................... 50,932 5,471,625
79,132,066
Software — 7.9%
Atlassian Corp. , Class A
(a)
............... 79,548 15,255,715
Autodesk, Inc.
(a)
...................... 104,155 31,570,422
Bentley Systems, Inc. , Class B ............ 65,710 3,809,866
Datadog, Inc. , Class A
(a)
................ 146,224 20,468,436
DocuSign, Inc.
(a) (b)
.................... 99,364 7,515,893
Dynatrace, Inc.
(a)
..................... 145,501 7,654,808
Fair Isaac Corp.
(a)
..................... 11,619 16,693,250
Gen Digital, Inc. ...................... 100,689 2,969,319
Guidewire Software, Inc.
(a)
............... 40,744 9,217,108
HubSpot, Inc.
(a)
...................... 24,377 12,667,508
Nutanix, Inc. , Class A
(a)
................. 125,071 9,401,587
PTC, Inc.
(a) (b)
........................ 58,310 12,525,571
Roper Technologies, Inc. ................ 52,078 28,663,731
Tyler Technologies, Inc.
(a)
............... 21,024 12,289,789
Workday, Inc. , Class A
(a)
................ 105,719 24,249,824
Zscaler, Inc.
(a)
....................... 46,867 13,383,340
228,336,167
Specialized REITs — 2.3%
Crown Castle, Inc. .................... 145,159 15,254,759
Digital Realty Trust, Inc. ................ 76,719 13,536,300
Extra Space Storage, Inc. ............... 48,795 6,556,096
Iron Mountain, Inc. .................... 92,101 8,966,954
Public Storage ....................... 31,344 8,523,688
SBA Communications Corp. ............. 52,756 11,855,328
64,693,125
Specialty Retail — 3.8%
AutoZone, Inc.
(a)
..................... 8,182 30,832,885
Burlington Stores, Inc.
(a)
................ 30,680 8,374,413
Carvana Co. , Class A
(a)
................. 64,114 25,015,359
Ross Stores, Inc. ..................... 158,264 21,609,367
Tractor Supply Co. .................... 249,026 14,182,031

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Specialty Retail (continued)
Ulta Beauty, Inc.
(a)
.................... 9,528 $ 4,907,015
Williams-Sonoma, Inc. ................. 29,336 5,487,299
110,408,369
Technology Hardware, Storage & Peripherals — 1.0%
NetApp, Inc. ........................ 47,473 4,943,364
Pure Storage, Inc. , Class A
(a)
............. 150,214 8,940,737
Super Micro Computer, Inc.
(a) (b)
............ 258,220 15,227,233
29,111,334
Textiles, Apparel & Luxury Goods — 0.7%
Deckers Outdoor Corp.
(a)
................ 74,066 7,863,587
Lululemon Athletica, Inc.
(a)
............... 34,054 6,828,849
Tapestry, Inc. ........................ 60,211 6,504,594
21,197,030
Trading Companies & Distributors — 2.9%
Fastenal Co. ........................ 559,012 25,787,224
Ferguson Enterprises, Inc. ............... 32,762 7,316,737
United Rentals, Inc. ................... 22,183 19,586,258
Watsco, Inc. ........................ 17,008 7,668,567
WW Grainger, Inc. .................... 22,139 23,014,376
83,373,162
Water Utilities — 0.3%
American Water Works Co., Inc. ........... 58,275 8,172,486
Total Long-Term Investments — 99 .8%
(Cost: $ 2,298,673,824 ) ............................ 2,870,148,895
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(e)
................... 95,880,631 $ 95,918,984
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 3,894,573 3,894,573
Total Short-Term Securities — 3 .5%
(Cost: $ 99,784,607 ) ............................... 99,813,557
Total Investments — 103 .3%
(Cost: $ 2,398,458,431 ) ............................ 2,969,962,452
Liabilities in Excess of Other Assets — (3.3) % ............. (94,880,754)
Net Assets — 100.0% ...............................
$ 2,875,081,698
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 84,106,705 $ 11,811,905
(a)
$ — $ 3,846 $ (3,472) $ 95,918,984 95,880,631 $ 211,627
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 3,957,765 — (63,192)
(a)
— — 3,894,573 3,894,573 39,271 —
$ 3,846 $ (3,472) $ 99,813,557 $ 250,898 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 E-Mini Index ..................................................... 3 09/19/25 $ 1,402 $ 31,188
Russell 2000 E-Mini Index .................................................... 24 09/19/25 2,664 49,929
$ 81,117

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
Morningstar Mid-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,870,148,895 $ — $ — $ 2,870,148,895
Short-Term Securities
Money Market Funds ...................................... 99,813,557 — — 99,813,557
$ 2,969,962,452 $ — $ — $ 2,969,962,452
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 81,117 $ — $ — $ 81,117
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust